SEVERANCE PAY LIABILITY, NET (Schedule of Defined Contribution Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Expenses - defined contribution plan	$ 703	$ 712	$ 759